Investments - Gross realized gains and losses on available for sale fixed maturity and equity security investment transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fixed maturities
Gross realized gains and losses on the sale of available for sale fixed maturity and equity security investments
Gross gains	$ 37	$ 45	$ 31
Gross losses	(19)	(6)	(5)
Equity securities
Gross realized gains and losses on the sale of available for sale fixed maturity and equity security investments
Gross gains	23	19	18
Gross losses	$ (11)	$ (2)	$ (1)